Investment Strategy - T-REX 2X Long Anthropic Daily Target ETF	Nov. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of Anthropic on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on Anthropic or by investing directly in the common stock of Anthropic. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in Anthropic common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of Anthropic are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in Anthropic that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (Anthropic) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain Anthropic exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which Anthropic is assigned (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure in the industry to which Anthropic is assigned). As of the date of this prospectus, Anthropic is assigned to the artificial intelligence sector and the generative AI and information technology industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of Anthropic. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to Anthropic is consistent with the Fund’s investment objective. The impact of Anthropic’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of Anthropic has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of Anthropic has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, for cash management purposes, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, other exchange-traded funds, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Anthropic, PBC is an AI research firm, focusing on enhancing the safety and functionality of AI systems. Information provided to or filed with the Securities and Exchange Commission by Anthropic can be located by reference to the file number 333-299633 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Anthropic may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Anthropic from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Anthropic is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Anthropic have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Anthropic could affect the value of the Fund’s investments with respect to Anthropic and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of Anthropic on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain Anthropic exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which Anthropic is assigned (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure in the industry to which Anthropic is assigned). As of the date of this prospectus, Anthropic is assigned to the artificial intelligence sector and the generative AI and information technology industry.